Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 79,865	$ 173,180	$ 83,448
Short-term marketable securities	286,888		68,851
Accounts receivable		227	82,583
Income tax receivable	27,147	592	15,056
Prepaid expenses and other current assets	21,761	3,314	5,441
Total current assets	415,661	177,313	255,379
Property and equipment, net	1,672	5,102	7,241
Long-term marketable securities	17,593
Other assets	12,470	620	621
Total assets	447,396	183,035	263,241
Current liabilities:
Accounts payable	3,717	3,521	6,299
Accrued expenses and other current liabilities	26,498	20,108	20,714
Income tax payable	451		3,722
Deferred revenue		1,239	202,979
Total current liabilities	30,666	24,868	233,714
Warrant liability		364	1,711
Deferred rent, noncurrent	1,128	1,426	1,757
Deferred revenue, noncurrent			8,475
Total liabilities	31,794	26,658	245,657
Commitments and contingencies (Note 8)
Total redeemable convertible preferred stock		138,516	72,003
Stockholders' (deficit) equity:
Preferred stock
Common stock	41	2
Additional paid-incapital	444,383	1,116
(Accumulated deficit) retained earnings	(28,822)	16,740	(54,648)
Total stockholders' (deficit) equity	415,602	18,246	(48,869)
Total liabilities, redeemable convertible and convertible preferred stock and stockholders' equity	$ 447,396	183,035	263,241
Series A Convertible Preferred Stock [Member]
Current liabilities:
Total redeemable convertible preferred stock		4,656	5,550
Stockholders' (deficit) equity:
Preferred stock			5,550
Series B Redeemable Convertible Preferred Shares [Member]
Current liabilities:
Total redeemable convertible preferred stock			56,453
Series B-1 Convertible Preferred Stock [Member]
Current liabilities:
Total redeemable convertible preferred stock		20,907
Series B-2 Convertible Preferred Stock [Member]
Current liabilities:
Total redeemable convertible preferred stock		12,272
Series C1 Redeemable Convertible Preferred Shares [Member]
Current liabilities:
Total redeemable convertible preferred stock			10,000
Series D Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Total redeemable convertible preferred stock		100,296
Series C Convertible Preferred Stock [Member]
Current liabilities:
Total redeemable convertible preferred stock		385
Stockholders' (deficit) equity:
Preferred stock		385
Common 1 Stock [Member]
Stockholders' (deficit) equity:
Common stock			229
Total stockholders' (deficit) equity			$ 229
Enterprise Junior Stock
Stockholders' (deficit) equity:
Common stock		3
Total stockholders' (deficit) equity		$ 3